UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-07528
Insured Municipal Income Fund Inc.
(Exact name of registrant as specified in charter)
51 West 52nd Street, New York, New York 10019-6114
(Address of principal executive offices) (Zip code)
Mark F. Kemper, Esq. UBS Global Asset Management (US) Inc. 51 West 52nd Street New York, NY 10019-6114
(Name and address of agent for service)

Copy to: Jack W. Murphy, Esq. Dechert LLP 1775 I Street, N.W. Washington, DC 20006-2401

Registrant's telephone number, including area code: 212-882 5000

Date of fiscal year end:	March 31

Date of reporting period:	December 31, 2004

Item 1.  Schedule of Investments

Insured Municipal Income Fund Inc.

SCHEDULE OF INVESTMENTS—December 31, 2004 (unaudited)

Principal Amount (000) ($)		Moody’s Rating	S&P Rating	Maturity Dates	Interest Rates (%)	Value ($)

Long-Term Municipal Bonds—159.68%
Alabama—0.52%
1,590	Alabama Water Pollution Control Authority Revolving Fund Loan-Series A (AMBAC Insured)	Aaa	AAA	08/15/17	6.750	1,636,174

California—53.42%
10,000	California State Department of Water Resources Power Supply Revenue-Series A (AMBAC Insured)	Aaa	AAA	05/01/16	5.500	11,258,300
3,060	California State Department of Water Resources Power Supply Revenue-Series A (MBIA Insured)	Aaa	AAA	05/01/12	5.250	3,445,070
4,000	California State Department of Water Resources Revenue-Series W (FSA Insured)	Aaa	AAA	12/01/14	5.500	4,644,200
3,000	California State Department of Water Resources Revenue-Systems Central Valley Project-Series AC (MBIA Insured)	Aaa	AAA	12/01/27	5.000	3,128,580
2,500	California State Economic Recovery-Series A (FGIC Insured)	Aaa	AAA	07/01/14	5.250	2,840,175
8,000	California State Economic Recovery-Series A (MBIA Insured)	Aaa	AAA	07/01/12	5.000	8,913,920
3,000	California State Economic Recovery-Series A (MBIA Insured)	Aaa	AAA	07/01/15	5.000	3,322,680
30	California State General Obligation (FGIC Insured)	Aaa	AAA	11/01/12	7.000	31,055
3,000	California State General Obligation Refunding (MBIA Insured)	A3	AAA	02/01/10	6.000	3,447,240
3,305	Chino Valley Unified School District-Series A (FSA Insured)	Aaa	AAA	08/01/26	5.000	3,445,363
5,000	Contra Costa Water District Revenue Refunding–Series M (FSA Insured)	Aaa	AAA	10/01/18	5.000	5,415,700
3,125	Contra Costa Water District Revenue-Series L (FSA Insured)	Aaa	AAA	10/01/19	5.000	3,344,188
3,200	Livermore-Amador Valley Water Management Agency Sewer Revenue-Series A (AMBAC Insured)	Aaa	AAA	08/01/14	5.250	3,551,072
2,000	Long Beach Finance Authority Lease Revenue-Aquarium of the South Pacific (AMBAC Insured)	Aaa	AAA	11/01/15	5.500	2,251,480
6,340	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue Refunding-Proposition C-(MBIA Insured)	Aaa	AAA	07/01/12	5.250	7,168,955
8,475	Los Angeles County Sanitation Districts Financing Authority Revenue-Capital Project-Series A (FSA Insured)	Aaa	AAA	10/01/20	5.000	9,095,031
3,000	Los Angeles University School District-Series A (FSA Insured)	Aaa	AAA	07/01/20	5.250	3,284,340
11,625	Los Angeles Waste & Water Systems Revenue Refunding-Subseries A (MBIA Insured)	Aaa	AAA	06/01/26	5.000	12,110,809
5,000	Los Angeles Water & Power Revenue-Power Systems-Series A (MBIA-IBC Insured)	NR	AAA	07/01/24	5.000	5,235,900
7,000	Los Angeles Water & Power Revenue-Power Systems-Series A-A-1 (FSA Insured)	Aaa	AAA	07/01/21	5.250	7,615,370
3,000	Los Angeles Water & Power Revenue-Power Systems-Series A-Subseries A-2 (MBIA Insured)	Aaa	AAA	07/01/16	5.000	3,268,500
5,000	Los Angeles Water & Power Revenue-Power Systems-Series A-Subseries A-2 (MBIA-IBC Insured)	Aaa	AAA	07/01/30	5.000	5,146,500
6,000	Los Angeles Water & Power Revenue-Power Systems-Series B (FSA Insured)	Aaa	AAA	07/01/25	5.000	6,285,540
1,000	Marin Municipal Water District Revenue (AMBAC Insured)	Aaa	AAA	07/01/18	5.000	1,072,950

Principal Amount (000) ($)		Moody’s Rating	S&P Rating	Maturity Dates	Interest Rates (%)		Value ($)

7,160	Oxnard Financing Authority Waste & Water Revenue-Redwood Trunk Sewer & Headworks-Series A (FGIC Insured)	Aaa	AAA	06/01/34	5.250		7,582,870
6,520	Placentia-Yorba Linda Unified School District-Series A (FGIC Insured)	Aaa	AAA	08/01/26	5.000		6,769,716
7,000	Sacramento Municipal Utility Revenue-Municipal Utility District-Series R (MBIA Insured)	Aaa	AAA	08/15/19	5.000		7,537,670
17,090	San Diego Unified School District-Election 1998-Series F (FSA Insured)	Aaa	AAA	07/01/29	5.000		17,677,896
4,000	San Francisco City & County Airport Commission International Airport-Second Series 27B (FGIC Insured)	Aaa	AAA	05/01/15	5.250		4,375,360
5,580	Southern California Public Power Authority Transmission Project Revenue Refunding (FGIC Insured)	Aaa	AAA	07/01/12	7.300	#	4,216,750
							167,483,180

District of Columbia—2.27%
2,650	District of Columbia General Obligation-Series B (AMBAC Insured)	Aaa	AAA	06/01/16	5.000		2,859,324
4,000	District of Columbia Hospital Revenue-Medlantic Healthcare-Series A (Escrowed to Maturity) (MBIA Insured)	Aaa	AAA	08/15/14	5.750		4,272,160
							7,131,484

Florida—1.03%
3,000	Miami-Dade County Expressway Authority Toll System Revenue-Series B (FGIC Insured)	Aaa	AAA	07/01/26	5.250		3,225,210

Georgia—5.74%
3,815	Atlanta Water & Waste Revenue-Series A (Pre-refunded with U.S. Government Securities to 05/01/09 @ $101) (FGIC Insured)	Aaa	AAA	11/01/29	5.000		4,222,595
1,015	Columbus Building Authority Lease Revenue-Series A (FGIC Insured)	Aaa	AAA	01/01/16	5.250		1,129,989
2,000	Georgia Municipal Electric Authority Power Revenue-Series A (FSA Insured)	Aaa	AAA	01/01/18	5.000		2,137,180
4,515	Georgia Municipal Electric Authority Power Revenue-Unrefunded-Series Y (FSA-CR Insured)	Aaa	AAA	01/01/10	10.000		5,967,385
3,425	Georgia Municipal Electric Authority Power Revenue-Unrefunded-Series Y (MBIA-IBC Insured)	Aaa	AAA	01/01/10	10.000		4,526,754
							17,983,903

Illinois—10.54%
1,500	Chicago General Obligation-Series A (FSA Insured)	Aaa	AAA	01/01/25	5.000		1,564,020
2,000	Chicago General Obligation-Series A (FSA Insured)	Aaa	AAA	01/01/26	5.000		2,074,840
8,400	Chicago O’Hare International Airport Revenue-Second Lien-Series A (MBIA Insured)	Aaa	AAA	01/01/15	6.375		8,573,040
1,000	Chicago Project & Refunding-Series A (MBIA Insured)	Aaa	AAA	01/01/14	5.500		1,121,900
4,000	Illinois Development Finance Authority Pollution Control Revenue-Commonwealth Edison Co. Project-Series D (AMBAC Insured)	Aaa	AAA	03/01/15	6.750		4,108,400
4,500	Illinois Health Facilities Authority Revenue-Franciscan Sisters Health Care-Series C (Escrowed to Maturity) (MBIA Insured)	Aaa	AAA	09/01/18	5.750		5,258,835
3,000	Kane McHenry Cook & De Kalb Counties-United School District No. 300 (MBIA Insured)	Aaa	AAA	12/01/15	5.500		3,377,430

Principal Amount (000) ($)		Moody’s Rating	S&P Rating	Maturity Dates	Interest Rates (%)		Value ($)

5,000	Metropolitan Pier & Exposition Authority-Illinois Dedicated State Tax Capital Appreciation-Series A-2002 (FGIC Insured)	Aaa	AAA	06/15/10	6.650	#	4,177,650
2,395	Metropolitan Pier & Exposition Authority-Illinois Dedicated State Tax-Series A - 2002 (Pre-refunded with U.S. Government Securities to 06/15/19 @ $100) (FGIC Insured)	Aaa	AAA	12/15/23	5.500		2,802,557
							33,058,672

Indiana—0.35%
1,000	Indiana University Revenue-Student Fee-Series O (FGIC Insured)	Aaa	AAA	08/01/18	5.250		1,099,100

Maine—1.55%
4,785	Maine Health & Higher Educational Facilities Authority Revenue-Series A (Escrowed to Maturity) (FSA Insured)	Aaa	AAA	07/01/23	5.500		4,843,951

Maryland—1.75%
5,000	Maryland State General Obligation Refunding	Aaa	AAA	02/01/09	5.000		5,482,850

Massachusetts—0.98%
2,800	Massachusetts Water Pollution Abatement Trust MWRA Program-Series A	Aaa	AAA	08/01/20	5.250		3,059,644

Michigan—2.54%
4,475	Eastern Michigan University Revenue-Series A (FGIC Insured)	Aaa	AAA	06/01/19	5.000		4,791,964
2,880	Michigan Municipal Bond Authority Clean Water Revenue Fund	Aaa	AAA	10/01/19	5.250		3,163,104
							7,955,068

Missouri—1.69%
1,740	St. Louis Airport Revenue-Capital Improvement Project-Series A (MBIA Insured)	Aaa	AAA	07/01/15	5.375		1,934,184
2,035	St. Louis Airport Revenue-Capital Improvement Project-Series A (MBIA Insured)	Aaa	AAA	07/01/16	5.375		2,255,065
1,000	St. Louis Airport Revenue-Capital Improvement Project-Series A (MBIA Insured)	Aaa	AAA	07/01/18	5.375		1,100,600
							5,289,849

Nevada—3.72%
4,000	Washoe County Gas & Water Facilities Revenue-Sierra Pacific Power Co. Project-Series B (MBIA Insured)	Aaa	AAA	06/01/23	5.900		4,051,280
7,500	Washoe County Water Facilities Revenue-Sierra Pacific Power Co. Project-Series A (MBIA Insured)	Aaa	AAA	06/01/23	5.900		7,596,150
							11,647,430

New Jersey—1.09%
3,150	New Jersey Economic Development Authority Revenue-Cigarette Tax (FGIC Insured)	Aaa	AAA	06/15/09	5.000		3,422,097

New Mexico—10.90%
8,850	Gallup Pollution Control Revenue-Plains Electric Generation (MBIA Insured)	Aaa	AAA	08/15/17	6.650		8,980,714
15,000	New Mexico Finance Authority State Transportation Revenue-Senior Lien-Series A (MBIA Insured) †	Aaa	AAA	06/15/20	5.250		16,476,300
4,130	University of New Mexico Revenue-Hospital Meeting (FSA-FHA Insured)	Aaa	AAA	01/01/23	5.000		4,304,410
4,230	University of New Mexico Revenue-Hospital Meeting (FSA-FHA Insured)	Aaa	AAA	07/01/23	5.000		4,408,633
							34,170,057

Principal Amount (000) ($)		Moody’s Rating	S&P Rating	Maturity Dates	Interest Rates (%)	Value ($)

New York—12.60%
3,000	New York State Dormitory Authority Revenue-Series B (FGIC Insured)	Aaa	AAA	11/15/29	5.250	3,312,180
3,000	New York State Dormitory Authority Revenue-Sloan Kettering Center- Series 1 (MBIA Insured)	Aaa	AAA	07/01/16	5.000	3,252,600
2,000	Long Island Power Authority Electric System Revenue-Series A (FSA Insured)	Aaa	AAA	12/01/22	5.125	2,146,280
5,650	Metropolitan Transportation Authority Dedicated Tax Fund-Series A (FSA Insured)	Aaa	AAA	11/15/24	5.250	6,063,467
5,000	Metropolitan Transportation Authority Revenue-Series A (AMBAC Insured)	Aaa	AAA	11/15/16	5.500	5,614,300
4,000	Metropolitan Transportation Authority Revenue-Series A (FGIC Insured)	Aaa	AAA	11/15/17	5.000	4,342,760
1,200	New York City General Obligation-Series F (MBIA-IBC Insured)	Aaa	AAA	08/01/12	5.750	1,383,864
11,555	Triborough Bridge & Tunnel Authority Revenue-General Purpose-Series Y	Aa3	AAA	01/01/12	6.000	13,383,694
						39,499,145

North Carolina—1.23%
3,505	Charlotte Certificates of Participation Refunding-Convention Facilities Project-Series A (MBIA Insured)	Aaa	AAA	08/01/12	5.000	3,860,512

Ohio—2.40%
5,000	Cleveland Airport Systems Revenue-Series A (FSA Insured)	Aaa	AAA	01/01/14	5.250	5,475,500
1,870	Ohio Water Development Authority-Pollution Control Facilities Revenue-Water Control Loan Fund-Water Quality Series (MBIA Insured)	Aaa	AAA	06/01/13	5.500	2,053,092
						7,528,592

Pennsylvania—1.99%
1,000	Philadelphia General Obligation (FSA Insured)	Aaa	AAA	03/15/13	5.250	1,097,850
1,000	Philadelphia General Obligation (FSA Insured)	Aaa	AAA	03/15/14	5.250	1,097,850
3,750	Philadelphia School District-Series A (MBIA Insured)	Aaa	AAA	04/01/16	5.250	4,049,925
						6,245,625

Puerto Rico—1.77%
5,000	Puerto Rico Public Finance Corp. Commonwealth Appropriation-Series A (FGIC Insured)	Aaa	AAA	08/01/31	5.250	5,563,150

Rhode Island—6.25%
5,140	Rhode Island Depositors Economic Protection Corp. Special Obligation-Series A (Escrowed to Maturity) (FSA Insured)	NR	AAA	08/01/14	5.750	6,060,780
4,860	Rhode Island Depositors Economic Protection Corp. Special Obligation-Series A (Escrowed to Maturity) (FSA Insured)	Aaa	AAA	08/01/14	5.750	5,692,275
7,000	Rhode Island Depositors Economic Protection Corp. Special Obligation-Series B (Pre-refunded with U.S. Government Securities to 02/01/11 @ $100) (MBIA Insured)	Aaa	AAA	08/01/21	5.250	7,854,350
						19,607,405

Principal Amount (000) ($)		Moody’s Rating	S&P Rating	Maturity Dates	Interest Rates (%)		Value ($)

South Carolina—2.06%
2,625	Charleston County Hospital Facilities Revenue-Bon Secours Health System Project (Escrowed to Maturity) (FSA Insured)	Aaa	AAA	08/15/25	5.625		2,669,861
2,500	Medical University of South Carolina Hospital Authority Hospital Facilities Revenue Refunding-Series A (MBIA-FHA Insured)	Aaa	AAA	02/15/25	5.250		2,667,125
1,000	Myrtle Beach Water & Sewer Revenue System (FGIC Insured)	Aaa	AAA	03/01/15	5.375		1,120,980
							6,457,966

Texas—21.79%
2,000	Corpus Christi Utilities System Revenue Refunding & Improvement (FSA Insured)	Aaa	AAA	07/15/17	5.250		2,188,740
5,170	Fort Bend Independent School District Refunding-Series A (PSF-GTD Insured)	NR	AAA	08/15/26	5.250		5,540,793
2,120	Frisco Certificates Obligation-Series A (FGIC Insured)	Aaa	AAA	02/15/14	5.250		2,336,282
3,000	Harris County Toll Road Sub-Lien (FGIC Insured)	Aaa	AAA	08/01/09	6.000		3,410,580
13,500	Houston Utility Systems Revenue Refunding-First Lien-Series A (FGIC Insured)	Aaa	AAA	05/15/23	5.250		14,631,705
6,000	Houston Water & Sewer System Revenue-Junior Lien-Series A (FSA Insured)	Aaa	AAA	12/01/15	5.500		6,735,240
2,000	Irving Independent School District Refunding-Capital Appreciation- Series A (PSF-GTD Insured)	Aaa	AAA	02/15/12	4.960	#	1,519,220
2,000	Jefferson County General Obligation (FGIC Insured)	Aaa	AAA	08/01/20	5.250		2,171,320
10,000	Lubbock Health Facilities Development Corp.-Hospital Revenue-Methodist Hospital-Series A (Pre-refunded with U.S. Government Securities to 12/01/05 @ $100) (AMBAC Insured)	Aaa	AAA	12/01/22	5.900		10,347,400
4,000	San Antonio Electric & Gas Revenue-Unrefunded (FSA-CR Insured)	Aaa	AAA	02/01/12	5.000		4,419,920
1,065	San Antonio Refunding-General Improvement Forward-Series 2006 (FGIC Insured) ‡(a)	Aaa	AAA	08/01/12	5.250		1,142,532
1,420	San Antonio Refunding-General Improvement Forward-Series 2006 (FGIC Insured) ‡(a)	Aaa	AAA	08/01/13	5.250		1,528,857
155	San Antonio Water Revenue (MBIA Insured)	Aaa	AAA	05/15/16	6.000		168,124
720	San Antonio Water Revenue (Pre-refunded with U.S. Government Securities to 05/15/07 @ $100) (MBIA Insured)	Aaa	AAA	05/15/16	6.000		834,472
6,110	Texas A&M University Fund Refunded	Aaa	NR	07/01/17	5.250		6,710,247
4,170	Williamson County General Obligation (FSA Insured)	Aaa	AAA	02/15/17	5.500		4,616,148
							68,301,580

Utah—0.72%
2,055	Utah Water Finance Agency Revenue-Pooled Loan Financing Program-Series C (AMBAC Insured)	Aaa	NR	10/01/18	5.250		2,258,178

Washington—7.19%
5,210	Washington State Public Power Supply Revenue Refunding-Systems Nuclear Project No. 2-Series A (MBIA Insured)	Aaa	AAA	07/01/11	6.550	#	4,128,925
2,220	Cowlitz County School District No. 458 Kelso (FSA Insured)	Aaa	NR	12/01/15	5.750		2,542,166
1,000	Cowlitz County School District No. 458 Kelso (FSA Insured)	Aaa	NR	12/01/18	5.750		1,140,920
2,000	Energy Northwest Electric Revenue-Columbia Generator Station-Series F (MBIA Insured)	Aaa	AAA	07/01/18	5.000		2,136,980
2,175	Energy Northwest Electric Revenue-Project No. 1-Series A (MBIA Insured)	Aaa	AAA	07/01/15	5.750		2,484,590

Principal Amount (000) ($)		Moody’s Rating	S&P Rating	Maturity Dates	Interest Rates (%)		Value ($)

2,000	King County School District No. 403 Renton (FGIC Insured)	Aaa	AAA	12/01/14	5.250		2,156,520
3,625	Snohomish County School District No. 015 Edmonds (FGIC Insured)	Aaa	AAA	12/01/15	5.250		3,891,546
3,785	Spokane County Refunding-Series B (MBIA Insured)	Aaa	AAA	12/01/10	5.000		4,061,721
							22,543,368

West Virginia—3.19%
10,000	Marshall County Pollution Control Revenue-Ohio Power Project-Series D (MBIA Insured)	Aaa	AAA	04/01/22	5.900		10,016,900

Wisconsin—0.40%
1,105	Ladysmith-Hawkins School District Refunding (FGIC Insured)	Aaa	NR	04/01/20	5.500		1,260,363
Total Long-Term Municipal Bonds (cost-$485,854,528)							500,631,453

Short-Term Municipal Notes—6.95%
Massachusetts—1.14%
80	Massachusetts State Health & Education Facilities Authority Revenue-Capital Asset Program-Series B (MBIA Insured)	VMIG-1	A-1+	01/03/05	2.160	*	80,000
3,500	Massachusetts State Health & Education Facilities Authority Revenue-Capital Asset Program-Series C (MBIA Insured)	VMIG-1	A-1+	01/03/05	2.160	*	3,500,000
							3,580,000

Missouri—2.55%
4,400	Missouri Development Finance Board Cultural Facilities Revenue-Nelson Gallery Funding-Series B (MBIA Insured)	VMIG-1	A-1+	01/03/05	2.190	*	4,400,000
3,600	Missouri Health & Educational Facilities Authority Health Facilities Revenue-Cox Health Systems (AMBAC Insured)	VMIG-1	A-1+	01/03/05	2.250	*	3,600,000
							8,000,000

New York—1.95%
4,900	New York City General Obligation-Series B-Subseries B-4 (MBIA Insured)	VMIG-1	A-1+	01/03/05	2.100	*	4,900,000
1,200	New York City Municipal Water Finance Authority Water & Sewer Systems Revenue-Series C (FGIC Insured)	VMIG-1	A-1+	01/03/05	2.100	*	1,200,000
							6,100,000

Washington—1.31%
4,100	Washington State Health Care Facilities Authority Revenue-Providence Services-Series A (MBIA Insured)	VMIG-1	A-1+	01/03/05	2.200	*	4,100,000
Total Short-Term Municipal Notes (cost—$21,780,000)							21,780,000
Total Investments (cost—$507,634,528)(1)(2)—166.63%							522,411,453
Other assets in excess of liabilities—0.35%							1,107,357
Liquidation Value of Auction Preferred Shares—(66.98%)							(210,000,000)
Net Assets applicable to common shareholders—100.00%							313,518,810

*	Variable rate demand notes are payable on demand. The maturity dates shown are the next interest rate reset dates; the interest rates shown are the current rates as of December 31, 2004.
#	Interest rates shown reflect yield to maturity at purchase date for zero coupon bonds.
†	Entire or partial amount pledged as collateral for futures transactions.
‡	Illiquid securities representing 0.85% of net assets applicable to common shareholders.
(a)	Security purchased on a when-issued basis. When issued refers to a transaction made conditionally because a security, although authorized, has not yet been issued.
NR	—	Not Rated

AMBAC	—	American Municipal Bond Assurance Corporation
CR	—	Custodial Receipts
FGIC	—	Financial Guaranty Insurance Company
FHA	—	Federal Housing Authority
FSA	—	Financial Security Assurance
GTD	—	Guaranteed
IBC	—	Insured Bond Certificate
MBIA	—	Municipal Bond Investors Assurance
PSF	—	Permanent School Fund

(1)           Cost of investments shown approximates cost for federal income tax purposes.  Gross unrealized appreciation of investments and gross unrealized depreciation of investments at December 31, 2004 were $15,474,473 and $697,548, respectively, resulting in net unrealized appreciation of investments of $14,776,925.

(2)           The Fund calculates net asset values based on the current market value, where available, for its portfolio’s securities. The Fund normally obtains market values for its securities from independent pricing sources and broker-dealers.  Independent pricing sources may use last reported sale prices, current market quotations or valuations from computerized “matrix” systems that derive values based on comparable securities. A matrix system incorporates parameters such as security quality, maturity and coupon, and/or research and evaluations by its staff, including review of broker-dealer market price quotations, if available, in determining the valuation of the portfolio securities. If a market value is not available from an independent pricing source for a particular security, that security is valued at fair value as determined in good faith by or under the direction of the Fund’s Board of Directors (the “Board”). The amortized cost method of valuation, which approximates market value, generally is used to value short-term debt instruments with sixty days or less remaining to maturity, unless the Board determines that this does not represent fair value. Securities traded in the over-the-counter (“OTC”) market are valued at the last bid price available on the valuation date prior to valuation.

Number of Contracts	Contracts to Receive	In Exchange For ($)	Expiration Dates	Unrealized Depreciation ($)
Futures Contracts
50	U.S. Treasury Note 5 Year Futures	5,473,088	March 2005	(3,475)
440	U.S. Treasury Note 10 Year Futures	49,138,795	March 2005	(113,705)
				(117,180)

For more information regarding the Fund’s other significant accounting policies, please refer to the Fund’s semiannual report to shareholders dated September 30, 2004.

Item 2.  Controls and Procedures.

(a)            The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“Investment Company Act”), are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)           The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

(a)           Certifications of principal executive officer and principal financial officer of registrant pursuant to Rule 30a-2(a) under the Investment Company Act is attached hereto as Exhibit EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Insured Municipal Income Fund Inc.

By:	/s/ Joseph A. Varnas
Joseph A. Varnas
President

Date:	February 28, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Joseph A. Varnas
Joseph A. Varnas
President

Date:	February 28, 2005

By:	/s/ Thomas Disbrow
Thomas Disbrow
Treasurer

Date:	February 28, 2005